UNCOMMON INVESTMENT FUNDS TRUST

Uncommon Generosity 50 Equity ETF

Uncommon Portfolio Design Core Equity ETF

(collectively, the “Funds”)

Supplement dated May 5, 2022 to the Prospectus and Statement of Additional

Information (“SAI”) dated April 30, 2022

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Funds’ Prospectus and SAI

The following Fund has not commenced operations and is not currently offered for sale:

Uncommon Generosity 50 Equity ETF

This Supplement and the Funds’ Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference.